Derivative Liabilities (Details 1)	3 Months Ended
Mar. 31, 2014
At Issuance [Member]
Expected volatility	67.62%
Risk-free interest rate	1.59%
Expected dividend yield	0.00%
Expected life (in years)	5 years
At March 31, 2014 [Member]
Expected volatility	67.62%
Risk-free interest rate	1.74%
Expected dividend yield	0.00%
Expected life (in years)	4 years 10 months 28 days